Derivative Instruments - Summary of Notional Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Over the counter derivative not centrally cleared with two way collateral posting arrangements	$ 1,695.3	$ 1,622.2
Over the counter derivative not centrally cleared with one way collateral posting arrangements	53.0	37.1
Over the counter derivative Not centrally cleared without collateral posting arrangements	$ 98.4	$ 88.4